Goodwill and other Intangibles Assets, Net Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2016				2015
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Performance Additives	$137	$—	$(8)	$129	$137	$—	$(8)	$129
Formulated and Basic Silicones	68	—	(4)	$64	68	—	(4)	$64
Quartz Technologies	19	—	(1)	18	19	—	(1)	18
Total	$224	$—	$(13)	$211	$224	$—	$(13)	$211
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 are as follows:

	Performance Additives	Formulated and Basic Silicones	Quartz Technologies	Total
Balance as of December 31, 2014	$133	$66	$19	$218
Foreign currency translation	(4)	(2)	(1)	(7)
Balance as of December 31, 2015	$129	$64	$18	$211
Foreign currency translation	—	—	—	—
Balance as of December 31, 2016	$129	$64	$18	$211
The Company’s finite and indefinite lived intangible assets consist of the following as of December 31:

	2016				2015
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(49)	$174	$223	$—	$(32)	$191
Trademarks	60	—	(19)	41	60	—	(12)	48
Technology	105	—	(29)	76	105	—	(16)	89
Patents and other	41	(4)	(5)	32	39	(4)	(7)	28
Total	$429	$(4)	$(102)	$323	$427	$(4)	$(67)	$356

Schedule of Expected Amortization Expense [Table Text Block]	Estimated annual intangible amortization expense for 2017 through 2021 is as follows:

2017	$38
2018	38
2019	38
2020	38
2021	32